Investment Portfolioas of June 30, 2026 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 6.8%
Diversified Telecommunication Services 0.9%
Comcast Corp. "A"	263,606	6,471,527
Entertainment 0.4%
Walt Disney Co.	26,287	2,530,124
Interactive Media & Services 3.3%
Alphabet, Inc. "A"	69,811	24,948,357
Media 1.8%
Fox Corp. "A"	261,685	13,649,490
Wireless Telecommunication Services 0.4%
T-Mobile U.S., Inc.	18,696	3,135,880
Consumer Discretionary 7.3%
Automobile Components 1.0%
Aptiv PLC*	124,172	7,621,677
Distributors 0.6%
Genuine Parts Co.	39,693	4,682,980
Hotels, Restaurants & Leisure 2.7%
Boyd Gaming Corp.	174,191	15,386,291
Travel & Leisure Co.	64,289	4,913,608
		20,299,899
Household Durables 1.8%
D.R. Horton, Inc.	69,714	11,355,017
Garmin Ltd.	7,956	1,889,868
		13,244,885
Specialty Retail 1.2%
AutoNation, Inc.*	36,208	6,727,084
Bath & Body Works, Inc.	109,318	2,528,526
		9,255,610
Consumer Staples 9.6%
Beverages 2.1%
Constellation Brands, Inc. "A"	18,059	2,511,826
Molson Coors Beverage Co. "B"	287,991	11,220,129
PepsiCo, Inc.	14,360	1,944,344
		15,676,299
Consumer Staples Distribution & Retail 1.1%
Dollar General Corp.	33,570	3,864,243
Target Corp.	34,040	4,445,964
		8,310,207

Food Products 5.1%
Kraft Heinz Co.	1,003,556	23,703,993
The J.M. Smucker Co.	126,128	14,189,400
		37,893,393
Tobacco 1.3%
Altria Group, Inc.	140,103	10,080,411
Energy 5.0%
Oil, Gas & Consumable Fuels 5.0%
Devon Energy Corp.	380,578	15,725,483
EQT Corp.	43,494	2,312,576
ONEOK, Inc.	169,868	14,768,324
Valero Energy Corp.	18,631	4,852,258
		37,658,641
Financials 13.6%
Banks 6.9%
Bank of America Corp.	120,354	6,857,771
Citigroup, Inc.	51,420	7,196,743
JPMorgan Chase & Co.	54,290	17,770,746
Regions Financial Corp.	109,563	3,308,802
U.S. Bancorp.	168,812	10,196,245
Wells Fargo & Co.	77,253	6,384,188
		51,714,495
Capital Markets 1.5%
State Street Corp.	65,862	11,170,195
Consumer Finance 3.1%
Capital One Financial Corp.	25,921	5,200,271
Synchrony Financial	242,244	18,422,656
		23,622,927
Financial Services 2.1%
Fiserv, Inc.*	116,121	5,695,735
PayPal Holdings, Inc.	227,031	9,803,199
		15,498,934
Health Care 20.5%
Biotechnology 3.6%
Amgen, Inc.	8,874	3,213,453
Gilead Sciences, Inc.	82,820	10,463,478
Regeneron Pharmaceuticals, Inc.	21,698	13,529,571
		27,206,502
Health Care Equipment & Supplies 3.1%
GE HealthCare Technologies, Inc.	29,046	1,859,234
Medtronic PLC	123,039	9,625,341
ResMed, Inc.	22,523	4,389,282
Teleflex, Inc.	35,802	4,538,262
Zimmer Biomet Holdings, Inc.	31,050	2,673,095
		23,085,214
Health Care Providers & Services 1.6%
HCA Healthcare, Inc.	9,181	3,579,580
Labcorp Holdings, Inc.	9,299	2,603,720
Tenet Healthcare Corp.*	30,389	5,685,174
		11,868,474

Pharmaceuticals 12.2%
Bristol-Myers Squibb Co.	405,302	23,353,501
Johnson & Johnson	54,199	13,764,920
Merck & Co., Inc.	173,569	22,303,617
Pfizer, Inc.	749,552	18,049,212
Viatris, Inc.	692,159	10,991,485
Zoetis, Inc.	43,328	3,113,550
		91,576,285
Industrials 10.8%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	19,500	9,934,470
Building Products 2.3%
Allegion PLC	93,424	13,125,138
Masco Corp.	52,055	4,235,715
		17,360,853
Electrical Equipment 1.7%
Acuity, Inc.	27,897	10,507,684
Hubbell, Inc.	4,781	2,501,419
		13,009,103
Machinery 2.6%
Cummins, Inc.	11,448	8,164,828
Flowserve Corp. (a)	49,088	3,640,366
Pentair PLC	97,654	7,486,156
		19,291,350
Passenger Airlines 0.4%
Delta Air Lines, Inc.	32,357	3,030,557
Professional Services 1.6%
Leidos Holdings, Inc.	58,168	5,989,559
SS&C Technologies Holdings, Inc.	101,550	6,301,177
		12,290,736
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	27,031	6,415,267
Information Technology 23.5%
Communications Equipment 1.7%
Arista Networks, Inc.*	12,850	2,182,958
Cisco Systems, Inc.	89,130	10,469,210
		12,652,168
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp. "A"	32,902	5,801,281
Sanmina Corp.*	8,345	2,111,952
TE Connectivity PLC	26,456	5,333,794
Zebra Technologies Corp. "A"*	7,170	1,887,574
		15,134,601
IT Services 4.6%
Accenture PLC "A"	47,435	5,902,812
Amdocs Ltd.	193,800	9,794,652
Cognizant Technology Solutions Corp. "A"	429,234	16,624,233
International Business Machines Corp.	7,959	2,238,150
		34,559,847
Semiconductors & Semiconductor Equipment 10.2%
Applied Materials, Inc.	19,308	13,959,684

Micron Technology, Inc.	44,773	51,681,026
NVIDIA Corp.	10,432	2,087,339
QUALCOMM, Inc.	48,898	9,035,861
		76,763,910
Software 0.5%
Gen Digital, Inc.	157,402	3,917,736
Technology Hardware, Storage & Peripherals 4.5%
Dell Technologies, Inc. "C"	40,844	17,622,552
Hewlett Packard Enterprise Co.	246,188	11,105,541
HP, Inc. (a)	209,487	4,596,145
		33,324,238
Materials 2.2%
Construction Materials 0.4%
Amrize Ltd.* (a)	56,701	3,022,163
Containers & Packaging 0.3%
Amcor PLC	56,243	2,438,134
Metals & Mining 1.5%
Newmont Corp.	120,754	11,278,424
Utilities 0.5%
Electric Utilities 0.5%
Constellation Energy Corp.	14,608	3,628,189
Total Common Stocks (Cost $597,519,545)		749,254,152

Rights 0.0%
Health Care
Hologic, Inc.,* (b) (Cost $795)	79,460	795

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.66% (c) (Cost $1,515,259)	1,515,259	1,515,259

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $599,035,599)	100.0	750,770,206
Other Assets and Liabilities, Net	(0.0)	(159,884)
Net Assets	100.0	750,610,322
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (c) (d)
—	0 (e)	—	—	—	3,522	—	—	—
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.66% (c)
2,351,167	43,004,713	43,840,621	—	—	114,710	—	1,515,259	1,515,259
2,351,167	43,004,713	43,840,621	—	—	118,232	—	1,515,259	1,515,259

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $7,194,998, which is 1.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,409,867.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$749,254,152	$—	$—	$749,254,152
Rights	—	—	795	795
Short-Term Investments	1,515,259	—	—	1,515,259
Total	$750,769,411	$—	$795	$750,770,206

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCUS-PH3